CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary Shares [Member] Common Stock [Member] CNY (¥) shares	Class C Ordinary Shares [Member] Common Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2018	¥ 728	¥ 90	¥ 3,507,123	¥ 20,149	¥ (3,271,838)	¥ 8,305	¥ (1,786)	¥ 262,771
Balance (in shares) at Dec. 31, 2018 | shares	38,756,289	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			1,624					1,624
Issuance of ordinary shares for restricted stock award	¥ 2		(2)
Issuance of ordinary shares for restricted stock award (in shares) | shares	101,910
Foreign currency translation adjustment						(2,924)		(2,924)
Appropriation to statutory reserves				36	(36)
Unrealized gain on investment, net of income taxes						960		960
Non-controlling interests from new subsidiaries							1,285	1,285
Deregistration of subsidiaries							306	306
Net income (loss)					(99,941)		(485)	(100,426)
Balance at Dec. 31, 2019	¥ 730	¥ 90	3,508,745	20,185	(3,371,815)	6,341	(680)	163,596
Balance (in shares) at Dec. 31, 2019 | shares	38,858,199	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			947					947
Issuance of ordinary shares for restricted stock award	¥ 1		(1)
Issuance of ordinary shares for restricted stock award (in shares) | shares	50,001
Issuance of ordinary shares	¥ 63		35,515					35,578
Issuance of ordinary shares (in shares) | shares	3,015,076
Foreign currency translation adjustment						6,234		6,234
Unrealized gain on investment, net of income taxes						(474)		(474)
Impact on adoption of ASC 326					(594)			(594)
Deregistration of subsidiaries				(15,473)	15,473		(19)	(19)
Disposal of subsidiaries			(133)	(502)	502			(133)
Net income (loss)					(62,712)		(1,269)	(63,981)
Balance at Dec. 31, 2020	¥ 794	¥ 90	3,545,073	4,210	(3,419,146)	12,101	(1,968)	141,154
Balance (in shares) at Dec. 31, 2020 | shares	41,923,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			883					883
Issuance of ordinary shares for restricted stock award	¥ 1		(1)
Issuance of ordinary shares for restricted stock award (in shares) | shares	50,000
Foreign currency translation adjustment						(711)		(711)
Unrealized gain on investment, net of income taxes						(99)		(99)
Deregistration of subsidiaries				(373)	373		3,351	3,351
Capital injection from minority shareholders							100	100
Net income (loss)					3,002		(998)	2,004	$ 313
Balance at Dec. 31, 2021	¥ 795	¥ 90	¥ 3,545,955	¥ 3,837	¥ (3,415,771)	¥ 11,291	¥ 485	¥ 146,682	$ 23,018
Balance (in shares) at Dec. 31, 2021 | shares	41,973,276	4,708,415